INVENTORIES (Tables)	6 Months Ended
Jun. 30, 2021
Subclassifications of assets, liabilities and equities [abstract]
Schedule of inventories
Inventory, net of the allowance for slow-moving inventory, excess of cost over net realizable value and obsolescence as of June 30, 2021 and December 31, 2020, is comprised of the following:

	June 30, 2021	December 31, 2020
Finished products	4,755	3,403
Production in process	4,345	3,305
Raw materials	5,336	3,839
Manufacturing supplies, spare parts and other [1]	1,850	1,781
Total	16,286	12,328
1.Manufacturing supplies, spare parts and other consist of spare parts of 1.4 billion and manufacturing and other of 0.5 billion as of June 30, 2021. Manufacturing supplies, spare parts and other consist of spare parts of 1.4 billion and manufacturing and other of 0.4 billion as of December 31, 2020.